Statements of Changes in Stockholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Value, Issued for Services		$ 73
Atthemarket Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issuance cost	$ 295
Underwritten Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issuance cost	$ 786